UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$550,710
California — 8.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	2,951,594
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (a)	6,500	6,590,220
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,309,897
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	473,625
5.00%, 1/01/18	930	1,009,822
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,277,175
Oakland Unified School District/Alameda County, Refunding, GO., 5.00%, 8/01/18	1,000	1,097,330

		20,709,663
Colorado — 2.6%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School, 4.00%, 8/15/18	175	187,598
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	539,906
4.00%, 12/01/18	540	574,047
Park Creek Metropolitan District Colorado, Refunding RB, Senior L Limited Property Tax, 5.25%, 12/01/20	5,010	5,081,643
		6,383,194

Municipal Bonds	Par (000)	Value
Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	$735	$817,820
Florida — 5.0%
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,380,850
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,380,612
County of Indian River School Board, COP, Refunding, Series A, 5.00%, 7/01/18	600	664,650
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,217,220
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	269,405
Miami-Dade County School Board Foundation Inc, COP, Refunding Series A, 5.00%, 5/01/18	1,500	1,656,585
Pine Island Community Development District, RB, 5.30%, 11/01/10 (b)(c)	400	224,360
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (b)(c)	2,270	1,588,796

		12,382,478
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	708,666
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	401,202
Illinois — 8.2%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/18	1,000	1,078,210

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, RB, General Airport, 3rd Lien, Series A (AMBAC):
5.00%, 1/01/19	$5,000	$5,055,800
5.00%, 1/01/20	3,000	3,033,330
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,540,526
Peoples Gas Light and Coke Co. Project, Series B, 1.88%, 2/01/33 (a)	2,000	2,005,040
Series A, 5.00%, 11/15/18	1,000	1,116,200
State of Illinois, GO, (AGM), 5.00%, 4/01/18	465	492,444
State of Illinois, RB, Build Illinois, Series B:
5.00%, 6/15/18 (d)	355	394,622
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,815,225
State of Illinois, GO, Refunding, 5.00%, 8/01/18	2,500	2,672,800

		20,204,197
Indiana — 3.2%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	2,755	2,455,890
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,794,885
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	983,132
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,635,225

		7,869,132
Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	3,720	3,925,381

Municipal Bonds	Par (000)	Value
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	$2,500	$2,795,825
Kentucky — 3.5%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,335,479
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	1,963,687
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	3,195	3,240,305

		8,539,471
Maryland — 3.6%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
5.00%, 7/01/18	400	437,268
Charlestown Community, 5.00%, 1/01/19	1,685	1,805,376
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,100,000
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,604,350

		8,946,994
Michigan — 3.7%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,215,148
Michigan State Finance Authority, Refunding RB, AMT:
5.00%, 11/01/17	2,275	2,433,499
5.00%, 11/01/18	2,100	2,303,658
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/17 (e)	1,000	1,078,490
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	1,000	1,067,550

		9,098,345

2	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Missouri — 0.8%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	$1,750	$1,936,445
Nebraska — 1.7%
Central Plains Energy Project, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,483,244
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/17 (e)	1,500	1,584,375

		4,067,619
Nevada — 4.2%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	925	928,071
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain’s Edge, 4.00%, 8/01/18	3,815	3,927,314
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,532,006

		10,387,391
New Jersey — 12.9%
New Jersey EDA, Refunding RB:
3.25%, 1/01/18	250	250,883
Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,366,050
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.50%, 4/01/16	2,865	2,907,746
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	351,725
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (d)	2,500	2,903,850
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	934,269

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	$1,500	$1,598,415
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,180,660
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	1,770	1,816,781
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,473,782
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/18	2,000	2,112,480
Transportation Program, Series AA, 5.00%, 6/15/18	2,000	2,112,480
Transportation System, Series A, 5.75%, 6/15/18	1,320	1,419,858
Transportation System, Series A (AMBAC), 5.75%, 6/15/18	2,070	2,226,595
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	3,635	3,815,659
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/20	200	221,046

		31,692,279
New York — 5.2%
City of New York New York Industrial Development Agency, RB, JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (a)	1,530	1,532,310
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,124,080
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	8,000	8,831,040
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,200	1,362,360

		12,849,790
North Carolina — 0.9%
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	2,240	2,286,973
North Dakota — 0.6%
North Dakota HFA, RB, S/F Housing, 1.15%, 1/01/18	1,425	1,429,745

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Oklahoma — 0.4%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/18	$1,000	$1,076,180
Pennsylvania — 7.4%
Cumberland County Municipal Authority, Refunding RB:
4.00%, 1/01/18	1,380	1,448,889
5.75%, 1/01/19 (d)	2,135	2,458,730
5.75%, 1/01/19	240	272,422
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project:
5.00%, 5/01/16	300	306,024
5.00%, 5/01/17	1,175	1,224,244
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 1/15/18	1,000	1,074,630
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/18	2,100	2,337,195
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,036,550
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	275	286,737
4.00%, 10/01/18	560	590,974
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,100,430
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,659,030
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,130,660
Philadelphia Gas Works Co, Refunding RB, 4.00%, 8/01/18	1,000	1,076,900
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	991,008

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
West Chester Area School District, GO, Refunding, Series AA, 5.00%, 5/15/18	$1,000	$1,110,150

		18,104,573
Texas — 12.9%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,027,880
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD), 0.00%, 2/15/18 (f)	1,615	1,580,181
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 5.75%, 1/01/18	750	823,403
City of Dallas Texas, GO, Refunding, 5.00%, 2/15/18	3,500	3,853,850
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,792,625
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,105,450
Houston ISD Public Facilities Authority, RB, 5.00%, 9/15/18	5,000	5,590,250
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,524,900
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/17	160	164,955
4.00%, 4/01/18	280	291,928
4.00%, 4/01/18	405	421,451
4.00%, 4/01/20	165	179,515
North Texas Tollway Authority, Refunding RB, Series C, 5.00%, 1/01/19	2,215	2,486,470
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,826,040

		31,668,898
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,089,590
Virginia — 2.0%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,384,045

4	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 7/01/18 (g)	$785	$842,721
Virginia HDA, Refunding RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,755,198

		4,981,964
Washington — 1.5%
Energy Northwest, Refunding RB, Wind Project Revenue, 5.00%, 7/01/18	2,865	3,168,747
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	558,225

		3,726,972
Wisconsin — 1.9%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,028,606
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,108,020
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	1,265	1,428,716

		4,565,342
Total Municipal Bonds - 94.7%		233,196,839

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Illinois — 2.2%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	$5,000	$5,433,800
Total Long-Term Investments (Cost — $232,397,698) — 96.9%		238,630,639

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (i)(j)	8,808,221	8,808,221
Total Short-Term Securities (Cost — $8,808,221) — 3.6%		8,808,221
Total Investments (Cost — $241,205,919*) — 100.5%		247,438,860
Other Assets Less Liabilities — 1.0%		2,432,110
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5)%		(3,754,637)

Net Assets Applicable to Common Shares — 100.0%		$246,116,333

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$238,109,938

Gross unrealized appreciation	$7,567,180
Gross unrealized depreciation	(1,988,258)

Net unrealized appreciation	$5,578,922

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Zero-coupon bond.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

(i)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
FFI Institutional Tax-Exempt Fund	4,625,172	4,183,049	8,808,221	$10,832

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$238,630,639	—	$238,630,639
Short-Term Securities	$8,808,221	—	—	8,808,221

Total	$8,808,221	$238,630,639	—	$247,438,860

[1] See above Schedule of Investments for values in each sector.

The Trust may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $3,750,000 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL 2018 TERM TRUST (BPK)	SEPTEMBER 30, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 23, 2015